Inventories, net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 4 — Inventories, net

Inventories are comprised of the following:

	(In thousands)
	September 30, 2015	December 31, 2014
Raw materials	$30,255	$22,421
Work in process	4,067	2,136
Finished goods	2,592	2,158
Stores and spares	2,585	2,371
Packing material	110	171
Total Inventories	39,609	29,257
Less: inventory allowances	—	(292)
Total inventories, net	$39,609	$28,965

Note 9. Inventories

Inventories are comprised of the following

	December 31, 2014	December 31, 2013
Raw materials	$22,421	$17,121
Work in process	2,136	3,243
Finished goods	2,158	2,741
Stores and spares	2,371	2,404
Packing material	171	110
	29,257	25,619
Less: inventory allowances	(292)	(1,438)
	$28,965	$24,181